UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2009

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (July 23, 2009)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 52
Form 13F Information table Value Total(x 1000): $586,302



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


SPDR TR			Comm	78462F103	252,028		2,740,923 	X		      2,740,923
ISHARES S&P 500 INDEX	Comm	464287200	 50,055		  542,012	X			542,012
IShares MSCI Emerging 	Comm	464287234	 48,041		1,490,578	X		      1,490,578
DIAMONDS TRUST SERIES 1	Comm	252787106	 32,603		  385,100	X			385,100
ISHARES S&P 100 INDEX 	Comm	464287101	 30,349		  705,300 	X			705,300
PowerShares		Comm	73935A104	 17,258		  474,385 	X			474,385
SPDR UTILITIES INDEX	Comm 	81369Y886	 16,790		  602,000 	X			602,000
SPDR CONSUMER STAPLES	Comm	81369Y308	 14,624		  636,093 	X			636,093
VANGUARD LARGE CAPE	Comm 	922908637	  9,012		  216,000 	X			216,000
DELL COMPUTER CORP	Comm	24702R101	  8,265		  602,000 	X			602,000
AMERICA MOVIL ADR	Comm	02364W105	  8,010		  206,864 	X			206,864
TEVA PHARMACEUTICALS	Comm	881624209	  7,746		  157,000 	X			157,000
DIAGEO PLC-SPONSORED	Comm	25243Q205	  7,580		  132,400 	X			132,400
MONSANTO CO		Comm 	61166W101	  6,639		   89,300 	X			 89,300
DEERE & COMPANY		Comm 	244199105	  6,341		  158,730 	X			158,730
SPDR HEALTH CARE	Comm 	81369Y209	  6,093		  231,600 	X			231,600
SUNCOR ENERGY INC	Comm 	867229106	  5,021		  165,500 	X			165,500
SPDR FINANCIAL INDEX	Comm 	81369Y605	  4,359		  364,800 	X			364,800
WEATHERFORD INTERNL	Comm 	H27013103	  4,141		  211,700 	X			211,700
FLUOR CORP		Comm 	343412102	  4,124		   80,400 	X			 80,400
BAKER HUGHES		Comm 	057224107	  3,925		  107,720 	X			107,720
SPDR TECHNOLOGY INDEX	Comm 	81369Y803	  3,660		  201,000 	X			201,000
AFLAC INCORPORATED	Comm 	001055102	  3,575		  115,000 	X			115,000
ENTROPIC COMMUNICATIONS	Comm 	29384R105	  3,323		1,476,954 	X		      1,476,954
INSULET			Comm	45784P101	  2,942		  382,065 	X			382,065
NOKIA CORP		Comm 	654902204	  2,843		  195,000 	X			195,000
HANESBRANDS INC.	Comm 	410345102	  2,769		  184,500 	X			184,500
APPLE COMPUTER INC	Comm 	037833100	  2,755		   19,340 	X			 19,340
NEUROGESX INC		Comm 	641252101	  2,589		  459,032 	X			459,032
SUNPOWER CORPORATION	Comm 	867652109	  2,147		   80,700 	X			 80,700
GOLDMAN SACHS GROUP	Comm 	38141G104	  2,138		   14,500 	X			 14,500
INTEL CORP		Comm 	458140100	  1,829		  110,500 	X			110,500
MICROSOFT CORP		Comm 	594918104	  1,757		   73,900 	X			 73,900
ENERGY SELECT SECTOR	Comm 	81369Y506	  1,201		   25,000 	X			 25,000
KIMBERLY CLARK CORP	Comm 	494368103	  1,175		   22,420 	X			 22,420
HONEYWELL INC		Comm 	438516106	  1,112		   35,400 	X			 35,400
AMGEN INC		Comm 	031162100	    932		   17,600 	X			 17,600
S&P Homebuilders ETF	Comm 	78464A888	    917		   78,000 	X			 78,000
ABBOTT LABS		Comm 	002824100	    894		   19,000 	X			 19,000
BANKAMERICA CORP	Comm 	060505104	    554		   42,000 	X			 42,000
ISHARES RUSSELL 1000	Comm 	464287622	    532		   10,500 	X			 10,500
Allegheny Energy, Inc.	Comm 	017361106	    513		   20,000 	X			 20,000
KROGER			Comm 	501044101	    441		   20,000 	X			 20,000
Arch Coal, Inc		Comm 	039380100	    415		   27,000 	X			 27,000
BOSTON SCIENTIFIC CORP	Comm 	101137107	    395		   39,000 	X			 39,000
CORNERSTONE THERAPEUTIC	Comm 	21924P103	    323		   29,400 	X			 29,400
PATRIOT COAL CORP	Comm 	70336T104	    319		   50,000 	X			 50,000
MERCK & CO INC		Comm 	589331107	    280		   10,000 	X			 10,000
DISCOVERY LABORATORIES	Comm 	254668106	    254		  240,000	X			240,000
AMICUS THERAPEUTICS INC	Comm 	03152W109	    254		   22,162	X			 22,162
AT&T CORP		Comm 	00206R102	    248		   10,000	X			 10,000
Oppenheimer Holdings	Comm 	683797104	    212		   10,000	X			 10,000


GRAND TOTALS				        586,302


